CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Beginning balance at Jun. 30, 2021	$ 71,461	$ 220	$ 150,407	$ 8,276	$ (87,442)
Beginning balance, Shares at Jun. 30, 2021		72,197,286
Shares issued under the employee share purchase program (Value)	120		120
Shares issued under the employee share purchase program (Shares)		10,920
Exercise of stock options (Value)	86		86
Exercise of stock options (Shares)		32,500
Stock-based compensation expense	997		997
Currency translation adjustments	(2,585)			(2,585)
Net loss	(10,106)				(10,106)
Ending balance at Sep. 30, 2021	59,973	$ 220	151,610	5,691	(97,548)
Ending balance, shares at Sep. 30, 2021		72,240,706
Beginning balance at Jun. 30, 2021	71,461	$ 220	150,407	8,276	(87,442)
Beginning balance, Shares at Jun. 30, 2021		72,197,286
Net loss	(25,428)
Ending balance at Dec. 31, 2021	45,800	$ 220	152,662	5,788	(112,870)
Ending balance, shares at Dec. 31, 2021		72,308,930
Beginning balance at Sep. 30, 2021	59,973	$ 220	151,610	5,691	(97,548)
Beginning balance, Shares at Sep. 30, 2021		72,240,706
Exercise of stock options (Value)	111		111
Exercise of stock options (Shares)		68,224
Stock-based compensation expense	941		941
Currency translation adjustments	97			97
Net loss	(15,322)				(15,322)
Ending balance at Dec. 31, 2021	45,800	$ 220	152,662	5,788	(112,870)
Ending balance, shares at Dec. 31, 2021		72,308,930
Beginning balance at Jun. 30, 2022	30,607	$ 228	164,012	(915)	(132,718)
Beginning balance, Shares at Jun. 30, 2022		74,760,432
Shares issued under the employee share purchase program (Value)	116	$ 1	115
Shares issued under the employee share purchase program (Shares)		131,412
Stock-based compensation expense	763		763
Currency translation adjustments	(1,087)			(1,087)
Changes in the fair value of the convertible notes through other comprehensive income	397			397
Net loss	(11,953)				(11,953)
Ending balance at Sep. 30, 2022	18,843	$ 229	164,890	(1,605)	(144,671)
Ending balance, shares at Sep. 30, 2022		74,891,844
Beginning balance at Jun. 30, 2022	$ 30,607	$ 228	164,012	(915)	(132,718)
Beginning balance, Shares at Jun. 30, 2022		74,760,432
Exercise of stock options (Shares)	0
Net loss	$ (22,397)
Ending balance at Dec. 31, 2022	8,885	$ 229	165,708	(1,937)	(155,115)
Ending balance, shares at Dec. 31, 2022		74,891,844
Beginning balance at Sep. 30, 2022	18,843	$ 229	164,890	(1,605)	(144,671)
Beginning balance, Shares at Sep. 30, 2022		74,891,844
Currency translation adjustments	588			588
Changes in the fair value of the convertible notes through other comprehensive income	(920)			(920)
Net loss	(10,444)				(10,444)
Ending balance at Dec. 31, 2022	$ 8,885	$ 229	$ 165,708	$ (1,937)	$ (155,115)
Ending balance, shares at Dec. 31, 2022		74,891,844